Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities breakdown	Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2022[1]	AS OF DECEMBER 31, 2023[1]	AS OF DECEMBER 31, 2024
Kreos 1 & 2 bond loans	4,730	—	—
Kreos & Claret bond loans	—	—	26,373
Lease liabilities	839	160	1,431
PGE	3,558	2,402	1,252
Borrowings	9,127	2,563	29,056
Kreos / Claret convertible notes (OCABSA)	—	21,643	23,370
Convertible loan notes	—	21,643	23,370
Kreos A & B BSA	424	—	—
Oceane conversion option	142	—	—
Kreos & Claret minimum return indemnifications	—	—	3,620
Derivative instruments	566	—	3,620
Conditional advances Bpifrance	3,262	3,262	—
Royalty certificates	3,287	12,229	13,023
Other financial liabilities	6,549	15,491	13,023
Total non-current financial liabilities	16,241	39,697	69,069

Kreos 1 & 2 bond loans	8,252	—	—
Kreos & Claret bond loans	—	—	20,028
Lease liabilities	545	379	932
PGE	1,280	1,276	1,235
Borrowings	10,077	1,655	22,195
OCEANE	19,957	—	—
Heights convertible notes	—	29,605	21,574
Convertible loan notes	19,957	29,605	21,574
Conditional advances Bpifrance	3,521	3,509	—
Other financial liabilities	3,521	3,509	—
Kreos / Claret BSA		2,579	1,166
Derivative instruments	—	2,579	1,166
Total current financial liabilities	33,555	37,348	44,935
Total financial liabilities	49,797	77,045	114,004
1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022 and the non-current portion of the Heights convertible notes as of December
31, 2023 were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).

Disclosure of main data and assumptions used for the measurement of other equity instruments	The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA 2024-1	€14.06	[€5.7-€6.5]	58,365	€2.57	€13.10	4.30%	[5.4-6.9 years]	60.41%
BSA 2024-2	€14.06	[€5.8-€6.6]	19,455	€2.57	€13.10	4.30%	[5.5-7.0 years]	60.41%

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	AGA PRICE	MATURITY	VOLATILITY	RISK FREE RATE
AGA 2021	€31.60	€23.92	€0.00	2022-07-31	49.0%	-1.00%
AGA 2023-1 (Tranches 1-4)	€15.98	€15.98	€0.00	N/A	N/A	N/A
AGA 2023-1 (Tranche 5)	€15.98	€3.62	€0.00	2024-12-31	67.2%	3.20%
AGA 2023-1 (Tranche 6)	€15.98	€0.74	€0.00	2024-07-11	67.2%	3.20%
AGA 2023-2 (Tranche 1)	€15.98	€15.98	€0.00	N/A	N/A	N/A
AGA 2023-2 (Tranche 2)	€15.98	€9.59	€0.00	N/A	N/A	N/A
AGA 2023-3	€14.92	€14.92	€0.00	N/A	N/A	N/A
AGA 2023-4	€14.92	€14.92	€0.00	N/A	N/A	N/A
AGA 2023-5	€9.16	€9.16	€0.00	N/A	N/A	N/A
AGA 2024-1	€12.26	€12.26	€0.00	N/A	N/A	N/A
AGA 2024-2	€13.40	€13.40	€0.00	N/A	N/A	N/A
AGA-2024-3	€12.76	€12.76	€0.00	N/A	N/A	N/A
AGA-2024-4	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-5	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-6	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-7	€10.80	€10.80	€0.00	N/A	N/A	N/A
The fair value of the Minimum Return Indemnifications was measured using the following assumptions:

Tranche B Minimum Return Indemnification (issued in March 2024)	AS OF MARCH 28, 2024	AS OF DECEMBER 31, 2024
Final redemption scenario probability	95%	95%
Minimal return	1.40x	1.40x
Discount rate	13%	8%
Probability-weighted present value of shortfall payment (in thousands of €)	1,959 (Final redemption) 68 (Tender offer)	2,635 (Final redemption) 136 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	1,066 (Final redemption)	104 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	1,410 (Final redemption)	241 (Final redemption)
Total fair value of MRI (in thousands of €)	1,615 (Final redemption, i.e. a+b-c) 68 (Tender offer)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	1,683	2,636

Tranche C Minimum Return Indemnification (issued in June 2024)	AS OF JUNE 21, 2024	AS OF DECEMBER 31, 2024
Final redemption scenario probability	95%	95%
Minimal return	1.30x	1.30x
Discount rate	15%	8%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	741 (Final redemption) 0 (Tender offer)	1,160 (Final redemption) 43 (Tender offer)
(b) Probability-weighted fair value of tranche C warrants with MRI (in thousands of €)	2,948 (Final redemption)	684 (Final redemption)
(c) Probability-weighted fair value of tranche C warrants without MRI (in thousands of €)	3,250 (Final redemption)	903 (Final redemption)
Total fair value of MRI (in thousands of €)	475 (Final redemption, i.e. a+b-c) 0 (Tender offer)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	475	984
The
main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF AUGUST 22, 2023 (Tranche A-B)	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	214,198	214,198	214,198
Exercise price per share	€18.67	€18.67	€18.67
Ordinary share price	€17.10	€9.82	€6.76
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	50%	95%	95%
Volatility	71.9% (expiry) 65.2% (tender offer)	59.5% (expiry) 64.9% (tender offer)	44.3% (expiry) 44.3% (tender offer)
Dividend	—%	—%	—%
Risk-free rate	3.00%	2.30%	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	2,092	920	243

Kreos/Claret Tranche C BSA - November 2023	AS OF NOVEMBER 2, 2023	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	405,832	405,832	405,832
of which, number of conditional BSA	202,915	202,916	0
Exercise price per share	€9.86	€9.86	€9.86
Ordinary share price	€8.89	€9.82	€6.67
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%	95%
Probability of Drawdown of Tranche C credit facility	30%	30%	Drawn on June 21, 2024
Volatility	67.3% (expiry) 64.3% (tender offer)	67.4% (expiry) 64.9% (tender offer)	44.3% (expiry) 44.3% (tender offer)
Dividend	—%	—%	—%
Risk-free rate	3.00%	2.30%	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche C BSA	1,493	1,659	923
The Kreos A BSA and Kreos B BSA are measured at fair value using a Black-Scholes valuation model. The main data and assumptions are the following:

Kreos A BSA - June 1, 2018	As of and for the year ended December 31, 2022	As of May 24, 2023 (exercise date)
Number of outstanding Kreos A BSA	110,957	110,957
Exercise price per share	€7.21	€7.21
Ordinary share price	€6.18	€18.57
Residual maturity	5.6 years	0.0 years
Volatility	44.01%	N/A
Dividend	—%	N/A
Risk-free rate	2.98%	N/A
Fair value of issued Kreos A BSA (in thousands of €)	275	1,261

Kreos B BSA - June 1, 2019	As of and for the year ended December 31, 2022	As of May 24, 2023 (exercise date)
Number of outstanding Kreos B BSA	74,766	74,766
Exercise price per share	€10.70	€10.70
Ordinary share price	€6.18	€18.57
Residual maturity	6.4 years	0.0 years
Volatility	44.01%	N/A
Dividend	—%	N/A
Risk-free rate	2.96%	N/A
Fair value of issued Kreos B BSA (in thousands of €)	149	589

Disclosure of main data and assumptions used for the measurement of convertible loan notes	The main data and assumptions are the following:

Heights convertible notes - August 2023	AS OF AUGUST 24, 2023	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding notes	350	350	350
Original principal amount (in thousands of €)	35,000	35,000	35,000
Interest rate	6%	6%	6%
Conversion price per share	€23.77	€23.77	€23.77
Ordinary share price	€16.74	€9.82	€6.76
Maturity date	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)
Held to maturity / voluntary conversion scenario probability	75%	75%	75%
Initial price limit	€14.43	€14.43	€14.43
Early redemption amount (put event)	120%	120%	120%
Volatility	50%	50%	50%
Credit spread	20%	20%	25%
Risk-free rate	2.9%	2.3%	2.9%
Fair value of Heights convertible notes (in thousands of €)	32,641	27,456	20,017
At inception, the net cash proceeds reflect the OCEANE initial fair value. The fair value of the bifurcated option at inception has been measured with a Monte Carlo model using a Longstaff Schwartz algorithm, with a 53% share price volatility, a 1,400 bp credit spread assumption and a €31.50 share price.

OCEANE	AS OF DECEMBER 31, 2022	AS OF AUGUST 24, 2023
Risk free rate	3.05%	3.22%
Credit spread	1,475 bp	1,398 bp
Ordinary share price	€6.18	€16.74
Expected term	July 21, 2026	July 21, 2026
Volatility	44.01%	37%
Dividend	—	—
Fair value of issued OCEANE (in thousands of €)	142	1,762

Disclosure of conditional advances	Conditional advances as of December 31, 2022, 2023 and 2024 are as follows:

(amounts in thousands of euros)
CONDITIONAL ADVANCES	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
RNP VIR – Bpifrance	4,171	4,232	—
CARENA – Bpifrance	2,454	2,485	—
EBOLA – Bpifrance	158	55	—
Total conditional advances	6,783	6,771	—

Disclosure of variation in lease liabilities	The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF JANUARY 1, 2022	214
(+) Increase	1,476
(-) Decrease	(305)
AS OF DECEMBER 31, 2022	1,384
(+) Increase	350
(-) Decrease	(1,194)
AS OF DECEMBER 31, 2023	540
(+) Increase	2,221
(-) Decrease	(398)
AS OF DECEMBER 31, 2024	2,363

Disclosure of main data and assumptions used for the measurement of earn-out liability	The main data and
assumptions are the following:

Prosynergia earn-out	As of April 1, 2022	As of and for the period ended December 31, 2022
Risk free rate	(0.3)%	2.3%
Market capitalization (in thousands of €)	403,118	135,952
Ordinary share price (€)	24.15	6.18
Time to maturity	1 year	0.25 years
Volatility	61%	44%
Dividend	—	—
Fair value of the earn-out liability (in thousands of €)	(1,446)	—

Disclosure of reconciliation of liabilities arising from financing activities	Changes in financial liabilities, excluding derivative instruments, are presented below as of December 31, 2022, 2023 and 2024:

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos 1 & 2 bond loans	Oceane	Kreos & Claret convertible notes (OCABSA )	Kreos & Claret bond loans	Heights convertible notes	PGE	Conditional advances BPI	Lease liabilities	Prosynergia earn-out liability	Royalty certificates	Total
AS OF JANUARY 1, 2022	21,110	18,816	—	—	—	4,742	6,770	214	—	—	51,653
Proceeds	—	—	—	—	—	—	—	—	—	2,931	2,931
Repayments	(9,410)	—	—	—	—	—	(90)	(305)	—	—	(9,806)
Interest paid	(2,456)	(1,496)	—	—	—	(54)	—	—	—	—	(4,006)
Non-cash changes: interest expense and other	3,738	2,636	—	—	—	150	102	—	—	356	6,983
Non-cash changes: recognition of earn-out liability	—	—	—	—	—	—	—	—	1,446	—	1,446
Non-cash changes: fair value remeasurement		—	—	—	—	—	—	—	(1,446)	—	(1,446)
Non cash changes: additional leases		—	—	—	—	—	—	1,476	—	—	1,476
AS OF DECEMBER 31, 2022	12,982	19,957	—	—	—	4,838	6,783	1,384	—	3,287	49,231
Proceeds		—	23,119	—	35,000	—	—	—	—	—	58,119
Repayments	(11,635)	(23,238)	—	—	(2,188)	(1,250)	(110)	(573)	—	—	(38,993)
Interest paid	(2,278)	(1,602)	(818)	—	(525)	(43)	—	(12)	—	—	(5,278)
Non-cash changes: interest expense and other		—	(1,046)	—	—	—	—	—	—	—	(1,046)
Non-cash changes: recognition of earn-out liability		—	(1,005)	—	—	—	—	—	—	—	(1,005)
Non-cash changes: fair value remeasurement	170	3,069	—	—	(212)	—	—	—	—	—	3,027
Non cash changes: additional leases		—	—	—	—	—	—	272	—	—	272
AS OF DECEMBER 31, 2023	—	—	21,643	—	29,605	3,678	6,771	540	—	12,229	74,466

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)
AS OF DECEMBER 31, 2023	—	—	21,643	—	29,605	3,678	6,771	540	—	12,229	74,466
Proceeds		—	—	47,444	—	—	—	—	—	—	47,444
Repayments		—	—	—	(8,750)	(1,250)	(2,708)	(459)	—	—	(13,167)
Interest paid		—	(2,250)	(3,639)	(1,772)	(18)	—	(17)	—	—	(7,696)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		—	—	(3,204)	—	—	—	—	—	—	(3,204)
Non-cash changes: (gain)/ loss on recognition or derecognition		—	—	—	(590)	—	—	—	—	—	(590)
Non-cash changes: interest expense and other		—	3,977	5,800	1,714	77	7	61	—	4,198	15,834
Non-cash changes: amortized cost remeasurement		—	—	—	—	—	—	—	—	(3,404)	(3,404)
Non-cash changes: other fair value remeasurement		—	—	—	1,367	—	—	—	—	—	1,367
Non-cash changes : subsidies	—	—	—	—	—	—	(4,070)	—	—	—	(4,070)
Non cash changes: additional leases		—	—	—	—	—	—	2,221	—	—	2,221
Non cash changes : Effect of the change in foreign currency exhange rates		—	—	—	—	—	—	17	—	—	17
AS OF DECEMBER 31, 2024	—	—	23,370	46,401	21,574	2,488	—	2,363	—	13,023	109,218

Disclosure of changes in derivative instruments	Changes in derivative instruments, are presented below as of December 31, 2022, 2023 and 2024 :

(amounts in thousands of euros)	Kreos A BSA	Kreos B BSA	OCEANE conversion option	Kreos/Claret BSA	Kreos/Claret Minimum Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF JANUARY 1, 2022	2,478	1,525	5,929	—	—	9,932
(+) Increase in fair value	—	—	—	—	—	—
(-) Decrease in fair value	(2,203)	(1,376)	(5,787)	—	—	(9,366)
AS OF DECEMBER 31, 2022	275	149	142	—	—	566
(+) Issuance	—	—	—	3,585	—	3,585
(+) Increase in fair value	986	440	1,620	—	—	3,046
(-) Decrease in fair value	—	—	—	(1,006)	—	(1,006)
(-) Repurchases	(489)	(339)	(1,762)	—	—	(2,591)
(-) Exercises	(771)	(250)	—	—	—	(1,021)
AS OF DECEMBER 31, 2023	—	—	—	2,579	—	2,579
AS OF DECEMBER 31, 2023	—	—	—	2,579	—	2,579
(+) Issuance	—	—	—	—	2,158	2,158
(+) Increase in fair value	—	—	—	—	1,462	1,462
(-) Decrease in fair value	—	—	—	(1,413)	—	(1,413)
AS OF DECEMBER 31, 2024	—	—	—	1,166	3,620	4,786

Disclosure of remaining contractual maturities of derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2022, 2023 and 2024. The amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2022
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Kreos 1 & 2 bond loans	12,982	14,098	9,034	5,065	—	—
Oceane	19,957	31,000	1,500	1,500	28,000	—
PGE	4,838	5,173	1,293	1,293	2,586	—
Conditional advances BPI	6,783	6,813	3,697	1,490	1,626	—
Royalty certificates	3,287	—	—	—	—	—
Lease liabilities	1,384	1,403	558	557	289	—
Derivative instruments	566	566	142	—	424	—
Total financial liabilities	49,797	59,053	16,223	9,905	32,925	—

	AS OF DECEMBER 31, 2023
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	29,605	36,750	10,522	9,997	16,231	—
Kreos/Claret convertible notes (OCABSA)	21,643	30,903	2,250	2,250	26,403	—
PGE	3,678	3,880	1,293	1,293	1,293	—
Conditional advances BPI	6,771	6,813	3,697	1,490	1,626	—
Royalty certificates	12,229	—	—	—	—	—
Lease liabilities	540	575	406	162	7	—
Derivative instruments	2,579	2,579	2,579	—	—	—
Total financial liabilities	77,045	81,500	20,747	15,192	45,561	—

	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

Disclosure of remaining contractual maturities of non-derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2022, 2023 and 2024. The amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2022
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Kreos 1 & 2 bond loans	12,982	14,098	9,034	5,065	—	—
Oceane	19,957	31,000	1,500	1,500	28,000	—
PGE	4,838	5,173	1,293	1,293	2,586	—
Conditional advances BPI	6,783	6,813	3,697	1,490	1,626	—
Royalty certificates	3,287	—	—	—	—	—
Lease liabilities	1,384	1,403	558	557	289	—
Derivative instruments	566	566	142	—	424	—
Total financial liabilities	49,797	59,053	16,223	9,905	32,925	—

	AS OF DECEMBER 31, 2023
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	29,605	36,750	10,522	9,997	16,231	—
Kreos/Claret convertible notes (OCABSA)	21,643	30,903	2,250	2,250	26,403	—
PGE	3,678	3,880	1,293	1,293	1,293	—
Conditional advances BPI	6,771	6,813	3,697	1,490	1,626	—
Royalty certificates	12,229	—	—	—	—	—
Lease liabilities	540	575	406	162	7	—
Derivative instruments	2,579	2,579	2,579	—	—	—
Total financial liabilities	77,045	81,500	20,747	15,192	45,561	—

	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7